Taxation (Narrative) (Details)	12 Months Ended							12 Months Ended						12 Months Ended																											3 Months Ended		12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2013 KRW	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2013 Korea [Member]	Dec. 31, 2012 Korea [Member]	Dec. 31, 2011 Korea [Member]	Dec. 31, 2013 Korea [Member] Maximum [Member]	Dec. 31, 2013 Korea [Member] Minimum [Member]	Dec. 31, 2013 The Company [Member] CNY	Dec. 31, 2013 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2012 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2011 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2013 Games International [Member]	Dec. 31, 2012 Games International [Member]	Dec. 31, 2011 Games International [Member]	Dec. 31, 2013 Shanda Europe [Member]	Dec. 31, 2013 Shengqu [Member] PRC [Member]	Dec. 31, 2012 Shengqu [Member] PRC [Member]	Dec. 31, 2011 Shengqu [Member] PRC [Member]	Dec. 31, 2013 Shanghai Shulong [Member] PRC [Member]	Dec. 31, 2012 Shanghai Shulong [Member] PRC [Member]	Dec. 31, 2011 Shanghai Shulong [Member] PRC [Member]	Dec. 31, 2013 Lansha [Member] PRC [Member]	Dec. 31, 2012 Lansha [Member] PRC [Member]	Dec. 31, 2011 Lansha [Member] PRC [Member]	Dec. 31, 2013 Shengji [Member] PRC [Member]	Dec. 31, 2012 Shengji [Member] PRC [Member] CNY	Dec. 31, 2011 Shengji [Member] PRC [Member]	Dec. 31, 2009 Shengji [Member] PRC [Member]	Dec. 31, 2013 Actoz [Member] Korea [Member]	Dec. 31, 2012 Actoz [Member] Korea [Member]	Dec. 31, 2011 Actoz [Member] Korea [Member]	Dec. 31, 2013 Eyedentity [Member] Korea [Member] CNY	Dec. 31, 2012 Eyedentity [Member] Korea [Member] CNY	Dec. 31, 2011 Eyedentity [Member] Korea [Member] CNY	Dec. 31, 2013 High and New Technology Enterprises [Member] PRC [Member]	Jun. 30, 2013 High and New Technology Enterprises [Member] Shengqu [Member] PRC [Member] USD ($)	Jun. 30, 2013 High and New Technology Enterprises [Member] Shengqu [Member] PRC [Member] CNY	Dec. 31, 2013 High and New Technology Enterprises [Member] Shengqu [Member] PRC [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Shengqu [Member] PRC [Member]	Dec. 31, 2011 High and New Technology Enterprises [Member] Shengqu [Member] PRC [Member]	Dec. 31, 2013 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC [Member]	Dec. 31, 2011 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Lansha [Member] PRC [Member]	Dec. 31, 2013 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC [Member]	Dec. 31, 2012 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC [Member]	Dec. 31, 2011 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC [Member]	Dec. 31, 2009 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC [Member]
Income Tax and Tax Rate [Line Items]
Withholding income tax accrued					54,400,000	54,500,000	116,500,000						0																								0	5,500,000	17,500,000
Applicable tax rate														16.50%	16.50%	16.50%	17.00%	17.00%	17.00%	15.00%	15.00%	10.00%	10.00%	25.00%	25.00%	25.00%	25.00%	15.00%	15.00%	15.00%	15.00%	25.00%		24.20%	24.20%	24.20%	22.00%	24.20%	24.20%				15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%		15.00%	15.00%	12.50%
Unified income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate																																								15.00%										15.00%
Time interval of high and new technology enterprises qualification re-assessment																																								3 years
Income tax expenses reversed for the excess tax charge																																									15,700,000	97,200,000
Expired date of preferential income tax rate entitlement																																																		Dec. 31, 2012
Income tax exemption period																																	2 years
Preferential income tax rate period																																3 years																		3 years				3 years
Tax reduction rate																														50.00%	50.00%	50.00%																						50.00%
Effective date of preferential income tax rate entitlement																																	Jan. 01, 2009
Additional tax charges																															21,900,000
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies					10.00%			15.00%																														10.00%
Withholding income tax rate on dividends, foreign invested enterprises to Hong Kong holding companies					5.00%
Accumulated undistributed profits					1,737,800,000
Progressive tax rate for corporation's annual taxable income up to KRW200 million								11.00%	11.00%	11.00%
Progressive tax rate for corporation's annual taxable income over KRW200 million but less than KRW 20 billion								22.00%	22.00%	22.00%
Progressive tax rate for corporation's annual taxable income over KRW20 billion for the years								24.20%	24.20%	24.20%
Withholding income tax rate on dividends, foreign invested enterprises to Singapore holding companies											10.00%
Preferential qualification, withholding income tax rate on dividends, percentage of shares of foreign invested enterprise owned by foreign investor directly												25.00%
Tax credit carry forwards, expire in 2015	23,000,000	4,015,000,000
Tax credit carry forwards, expire in 2016	54,800,000	9,534,000,000
Tax credit carry forwards, expire in 2017	64,800,000	11,287,000,000
Tax credit carry forwards, expire in 2018	39,500,000	6,887,000,000
Tax credit carry forwards, expire in 2019	26,000,000	4,533,000,000